Financial Instruments - Detailed Information about In Lease Liabilities (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Changes in Balance of Lease Financial Liabilities [Abstract]
Lease financial liability at beginning of year	$ 1,171	$ 1,258	$ 1,176
Additions from new leases	192	290	341
Reductions from payments	(285)	(296)	(256)
Cancellations and liability remeasurements	3	(47)	(24)
Foreign currency translation and accretion effects	54	(34)	21
Lease financial liability at end of year	$ 1,135	$ 1,171	$ 1,258